MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Marketable Securities, beginning balance	$ 19,231	$ 8,428	$ 8,428
Marketable securities, shares acquired	0		46,100
Marketable securities, shares disposed	(16,749)		(26,351)
Unrealized gain (loss) on marketable securities	491	0	0
Unrealized gain recorded in other comprehensive income	0	$ 1,718	1,326
Repurchase of securities pledged to creditors	10,272		0
Marketable securities pledged to creditors	(12,148)		(10,272)
Marketable Securities, ending balance	$ 1,097		$ 19,231